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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   17 Spectrum Point Drive
           Suite 503
           Lake Forest, CA  92630


Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:

     __________________________       Lake Forest, CA               May 15, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   13

Form I3F Information Table Value Total:   $182,803 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE

                                EXPLANATORY NOTE:


COLUMN 1                COLUMN 2              COLUMN 3          COLUMN 4                 COLUMN 5
---------------------   -----------------     --------------    ------------    ----------- ------ --------

                                                                VALUE           SHRS OR     SH/    PUT/
NAME OF ISSUER          TITLE OF CLASS        CUSIP             (X$1000)        PRN AMT     PRN    CALL
---------------------   -----------------     --------------    ------------    ----------- ------ --------
Berkshire Hathaway        A                      084670 10 8      10,092          116        SH
Bio Scrip, Inc.           COM                    553044 10 8      21,601          3,582,195  SH
Danielson Hldg Corp       COM                    236274 10 6      16,732          969,975    SH
Dr. Reddys Labs Ltd       ADR                    256135 20 3      7,402           431,879    SH
Fairfax Finl Hldngs       SUB VTG                202901 AL 6      23,649          158,187    SH
Ltd
Harvest Nat Res Inc       COM                    41754V 10 3      12,151          1,021,968  SH
Ipsco Inc.                COM                    462622 10 1      23,350          457,846    SH
MFC Bancorp               COM NEW                55271X 20 2      2,122           106,367    SH
Stamps Com                COM NEW                852857 20 0      11,969          721,041    SH
Star Gas Partners LP      UNITS LTD PRTN         85512C 10 5      7,976           2,500,337  SH
Sunrise Senior Living     COM                    86768K 10 6      13,256          272,748    SH
Unitedglobalcom           A                      913247 50 8      23,831          2,519,124  SH
Universal Stainless &     COM                    913837 10 0      8,672           617,697    SH
Alloy



COLUMN 1                COLUMN 6           COLUMN 7                      COLUMN 8
---------------------   ----------------   --------------    ---------------------------------

                        INVESTMENT         OTHER             VOTING    AUTHORITY
NAME OF ISSUER          DISCRETION         MANAGERS          SOLE      SHARED          NONE
---------------------   ----------------   --------------    --------- --------------- -------
Berkshire Hathaway       Sole                None              116
Bio Scrip, Inc.          Sole                None              3,582,195
Danielson Hldg Corp      Sole                None              969,975
Dr. Reddys Labs Ltd      Sole                None              431,879
Fairfax Finl Hldngs      Sole                None              158,187
Ltd
Harvest Nat Res Inc      Sole                None              1,021,968
Ipsco Inc.               Sole                None              457,846
MFC Bancorp              Sole                None              106,367
Stamps Com               Sole                None              721,041
Star Gas Partners LP     Sole                None              2,500,337
Sunrise Senior Living    Sole                None              272,748
Unitedglobalcom          Sole                None              2,519,124
Universal Stainless &    Sole                None              617,697
Alloy
